Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
Accounts receivable
4. Accounts receivable:

	2010	2009
Trade accounts receivable	$249,998	$152,786
Related party receivables (a)	51,046	6,593
Unbilled revenue	42,747	19,409
Notes and other receivables	2,353	1,975

	346,144	180,763
Allowance for doubtful accounts	4,160	12,564

	$341,984	$168,199

(a)	See Note 19, “Related party transactions.”
     The following table summarizes the change in our allowance for doubtful accounts for the years ended December 31, 2010, 2009 and 2008:

	Balance at	Additions	Write-offs	Balance at
	Beginning	Charged	or	End of
Year Ended	of Period	to Expense	Adjustments	Period
2010	$12,564	$(159)	$(8,245)	$4,160
2009	$5,976	$10,770	$(4,182)	$12,564
2008	$5,487	$4,344	$(3,855)	$5,976